CONSOLIDATED STATEMENT OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Income for the year before income tax	$ 25,798,179	$ 14,844,212	$ 35,506,085
Adjustments to reconcile income for the year before income tax to net cash flows:
Depreciation of property, plant and equipment	15,490,504	14,877,607	10,645,650
Amortization of intangible assets	3,960,776	5,987,461	6,863,399
Impairment of property, plant and equipment and intangible assets	14,023,567	15,125,724	11,808,900
Income from sale of property, plant and equipment	(19,895)	(204,872)	0
(Recovery) discount of tax credits	(262,851)	(461,132)	88,777
Interest earned from customers	(6,652,029)	(7,033,279)	(9,136,975)
Trade and tax interests lost	0	1,216,353	1,097,073
Finance income	(25,538,201)	(3,784,144)	(15,171,037)
Finance expenses	43,453,085	34,702,805	65,558,937
Insurance recovery	(1,340,565)	0	0
Share of the profit of associates	(111,534)	1,099,611	(319,751)
Gain from bargain purchase	(12,174,169)	0	0
Material and spare parts impairments	512,183	80,557	126,240
Share-based payments	0	0	4,919
Movements in provisions, and long-term employee benefit plan expense	343,869	596,406	397,688
Foreign exchange difference for trade receivables	(27,321,040)	(13,401,746)	(32,202,239)
Loss on net monetary position	16,724,713	(1,749,119)	(36,324,267)
Working capital adjustments:
Decrease in trade and other receivables	10,039,168	7,109,567	42,649,769
Decrease (Increase) in other non-financial assets and inventories	3,390,807	(1,927,553)	1,003,257
Decrease in trade and other payables, other non-financial liabilities and liabilities from employee benefits	(3,684,398)	(13,424,597)	(24,026,845)
Trade and tax interests paid	0	(1,216,353)	(1,097,073)
Interest received from customers	5,789,844	6,862,365	9,149,087
Income tax paid	(8,043,080)	(8,583,682)	(9,893,729)
Insurance recovery collected	1,259,255	0	0
Net cash flows provided by operating activities	55,638,188	50,716,191	56,727,865
Investing activities
Purchase of property, plant and equipment and inventories	(3,350,719)	(10,464,290)	(35,195,941)
Dividends received	281,082	273,038	414,528
Sale of property, plant and equipment	47,111	7,100,171	0
Acquisition of financial assets, net	(17,851,944)	(10,396,755)	(16,049,922)
Acquisition of subsidiaries and associates, net of cash acquired	(10,356,843)	0	0
Acquisition of owned shares	(28,530)	0	0
Net cash flows used in investing activities	(31,259,843)	(13,487,836)	(50,831,335)
Financing activities
Bank and investment accounts overdrafts received (paid), net	2,106,210	(3,136,209)	(2,067,268)
Loans paid	(8,456,183)	(25,114,239)	(9,494,938)
Loans received	0	0	12,149,081
Direct financing and loans refinancing costs	(285,267)	(678,492)	(951,103)
Interest and other financial costs paid	(6,084,130)	(8,177,416)	(10,277,688)
Dividends paid	(3,587,388)	(229,439)	(188,053)
Net cash flows used in financing activities	(16,306,758)	(37,335,795)	(10,829,969)
Increase (Decrease) in cash and cash equivalents	8,071,587	(107,440)	(4,933,439)
Exchange difference and other financial results	1,303,724	156,567	813,554
Monetary results effect on cash and cash equivalents	(680,327)	(319,778)	(1,040,422)
Cash and cash equivalents, beginning balance	548,787	819,439	5,979,746
Cash and cash equivalents, ending balance	$ 9,243,771	$ 548,787	$ 819,439